Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Significant Accounting Policies [Text Block]

2. Significant Accounting Policies and Recent Accounting Pronouncements

A summary of the Company's significant accounting policies and recent accounting pronouncements are included in Note 2 of the Company’s consolidated financial statements, included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2025 (the “2025 Annual Report”). Except for the recent accounting pronouncements described below, there have been no changes to the Company’s significant accounting policies and recent accounting pronouncements in the six-month period ended June 30, 2026.

In May 2026, the FASB issued Accounting Standards Update No. 2026-02, Environmental Credits and Environmental Credit Obligations (Topic 818), which establishes guidance for the recognition, measurement, presentation and disclosure of environmental credits and related environmental credit obligations. The amendments are effective for annual reporting periods beginning after December 15, 2027, including interim periods within those annual reporting periods, with early adoption permitted, and are required to be applied retrospectively. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and related disclosures.